Expense Example - Class A C Shares - Alger Weatherbie Specialized Growth Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	648	907	1,185	1,978	306	637	1,093	2,358